Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is stated at the historical cost, less accumulated depreciation. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets for both financial and income tax reporting purposes as follows:

Machinery and equipment	3-5 years
Furniture and equipment	1-15 years
Vehicles	2-5 years
Leasehold improvements	5-30 years
Building	31.5 years
Production molding	5 years

Property and equipment is stated at the historical cost, less accumulated depreciation. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets for both financial and income tax reporting purposes as follows:

Machinery and equipment	3-15 years
Furniture and equipment	7 years
Vehicles	5 years
Leasehold improvements	30 years

Schedule of Segment Operating Income

A reconciliation of the Company’s segment operating income and cost of goods sold to the Consolidated Statements of Operations for the three and six months ended December 31, 2021 and 2020 is as follows:

	Three months ended
	December 31, 2021	December 31, 2020
Segment operating income
Paper and paper-based products	$538,815	$300,652
Cannabis products delivery	697,010	-
Total operating income	$1,235,825	$300,652

	Three months ended
	December 31, 2021	December 31, 2020
Segment cost of goods sold
Paper and paper-based products	$461,873	$242,531
Cannabis products delivery	-	-
Total cost of goods sold	$461,873	$242,531

	Six months ended
	December 31, 2021	December 31, 2020
Segment operating income
Paper and paper-based products	$977,358	$875,623
Cannabis products delivery	1,427,248	1,571,356
Total operating income	$2,404,606	$2,446,979

	Six months ended
	December 31, 2021	December 31, 2020
Segment cost of goods sold
Paper and paper-based products	$848,812	$624,969
Cannabis products delivery	-	647,460
Total cost of goods sold	$848,812	$1,272,429

A reconciliation of the Company’s segment operating income to the Consolidated Statements of Operations for June 30, 2021 and 2020 is as follows:

Segment operating income	2021	2020
Paper and paper based products	$1,748,700	$1,832,286
Licensed cannabis delivery	2,230,349	1,439,653
Non-medical supplies	-	1,090,646
Total operating income	$3,979,049	$4,362,585